TRADE AND OTHER RECEIVABLES (Schedule of Trade and Other Receivables) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables
Trade receivables from dor and concentrate sales	$ 26,702	$ 19,970
Advances and other receivables	4,332	5,189
Value added tax receivables	68,950	44,370
Trade and other receivables	99,984	69,529
Non-current value added tax receivables	28,400	13,200
Adjustments for decrease in value added taxes receivables		$ 10,400
Value added tax decrease in receivables sold factor rate		5.00%
Cote d'Ivoire
Trade and other receivables
Value added tax receivables	22,200	$ 5,100
Burkina Faso
Trade and other receivables
Value added tax receivables	20,600	22,700
Argentina
Trade and other receivables
Value added tax receivables	20,400	7,500
Foreign exchange gain	9,700	12,400
Mexico
Trade and other receivables
Value added tax receivables	$ 4,300	$ 7,400